Investments - Intangible Lease Liabilities - Schedule of intangible lease liabilities (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Abstract]
Below-market leases		$ 137,806	$ 141,262	$ 148,686
Accumulated amortization		(21,985)	(16,167)	(8,170)
Net intangible lease liabilities		115,733	125,095	$ 140,516
Net intangible lease liabilities	[1]	$ 115,821	$ 125,095

[1]	Includes the dollar amount of below-market lease intangibles ($120,000) and the related accumulated amortization ($32,000) associated with the real estate investments held for sale at September 30, 2025.